Note 6 - Share Capital (Detail) - A summary of paid dividends, accrued and unpaid dividend (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Series A Preferred Stock [Member]
Paid dividends	$ 551	$ 526	$ 1,940	$ 1,330
Accrued and unpaid dividends	194	133	201	262
Series B Preferred Stock [Member]
Paid dividends	68	69	243	176
Accrued and unpaid dividends	24	16	25	35
Series C Preferred Stock [Member]
Paid dividends	220	210	774	531
Accrued and unpaid dividends	78	53	80	105
Series D Preferred Stock [Member]
Paid dividends	364	508	1,732	388
Accrued and unpaid dividends	$ 122	$ 100	$ 178	$ 170